Summary of Business and Significant Accounting Policies (Details) - Schedule of a straight-line basis over the estimated useful lives	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Building [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	20 years	20 years
Building [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life		0
Estimated residual values	0.00%
Building [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated residual values	10.00%	10.00%
Computer and office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Computer and office equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life		0
Estimated residual values	0.00%
Computer and office equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated residual values	10.00%	10.00%
Leasehold improvement [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful life	Over the shorter of lease term or the estimated useful lives of the assets	Over the shorter of lease term or the estimated useful lives of the assets